Related Party Transactions	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

(a) Names and Relationship of Related Parties:

Existing Relationship with the Company
Panaicia Pty Ltd	Sole director and sole shareholder is one of the shareholders Mr. Wai Yiu Yau.
Prezario UNO Pty Ltd	Sole shareholder is the spouse of one of the shareholders Mr. Wai Yiu Yau.
Mr. Wai Yiu Yau	Director of the Company
Ms. San Man Leng	Director of the Company
Mr. Ho Chuen Shin	Director of the Company
Mr. Fan Cheung	Director of the Company

(b) Summary of Balances with Related Parties:

		As of
Deposit– related party:	Note	September 30, 2025	March 31, 2026
Mr. Wai Yiu Yau	(1)	$897,436	$897,436
Total		$897,436	$897,436

		As of
Amount due from a director:	Note	September 30, 2025	March 31, 2026
Mr. Wai Yiu Yau	(3)	$33,094	$48,196
Total		$33,094	$48,196
		As of
Accounts payable – related party:	Note	September 30, 2025	March 31, 2026
Panaicia Pty Ltd	(2)	$-	$199,565
Total		$-	$199,565

Note:

1	Deposit – related party was paid to Mr. Wai Yiu Yau, a director of the Company, for the operating lease arrangement related to the rental of a warehouse and office on 9th floor of Tsuen Wan Industrial Centre, with a purchase option. The deposit was refundable upon the termination of arrangement.
2	Accounts payable – related party are trade in nature, unsecured and non-interest bearing.
3	Amount due from a director is non-trade in nature, unsecured, non-interest bearing and repayable on demand. Amounts due from the director represent insurance expenses paid by the Company on behalf of Mr. Wai Yiu Yau. The director shall repay such outstanding balance to the Company by September 30, 2026.

(c) Summary of Related Party Transactions:

A summary of trade transactions with related parties for six months ended March 31, 2025 and 2026 are listed below:

	For the six months ended March 31,
Last-mile delivery charged by related parties:	2025	2026
Panaicia Pty Ltd	$7,594,925	$8,695,611
Prezario UNO Pty Ltd	130,977	-
Total	$7,725,902	$8,695,611

	For the six months ended March 31,
Salaries paid to related parties:	2025	2026
Mr. Wai Yiu Yau	$5,000	$5,000
Ms. San Man Leng	11,400	11,400
Mr. Ho Chuen Shin	11,400	11,400
Mr. Fan Cheung	11,400	11,400
Total	$39,200	$39,200

	For the six months ended March 31,
Rental expense related to related party lease:	2025	2026
Mr. Wai Yiu Yau	$16,065	$20,769
Total	$16,065	$20,769